SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 50,096	$ 45,476
Distributor and agent commissions	10,919	9,630
Operating lease obligations - current portion	$ 5,004	$ 5,413
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Income taxes	$ 4,418	$ 3,428
Taxes other than income taxes	11,061	8,447
Fair value of derivatives - current portion	262	223
Other	4,934	3,209
Total accrued expenses and other current liabilities	$ 86,694	$ 75,826